Intangible assets, net	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets, net
13.
Intangible assets, net

Details of intangible assets and changes in the Group’s intangible assets balances are presented below:

	Software	Trademark	Intellectual Property	Customer relationship	Goodwill	Others	Total
At December 31, 2022	1,438	184	1,705	6,529	20,965	389	31,210
Amortization	(424)	(23)	(691)	(1,181)	—	(96)	(2,415)
Exchange differences	111	15	155	49	867	32	1,229
At December 31, 2023	1,125	176	1,169	5,397	21,832	325	30,024
Cost	4,649	238	2,962	9,490	21,832	566	39,737
Accumulated amortization	(3,524)	(62)	(1,793)	(4,093)	—	(241)	(9,713)
Net book amount	1,125	176	1,169	5,397	21,832	325	30,024
Acquisitions of subsidiaries	237	—	—	878	2,906	—	4,021
Amortization	(271)	(21)	(187)	(1,191)	—	(90)	(1,760)
Exchange differences	(226)	(35)	(227)	(179)	(2,570)	(58)	(3,295)
At December 31, 2024	865	120	755	4,905	22,168	177	28,990
Cost	3,929	186	2,351	10,028	22,168	444	39,106
Accumulated amortization	(3,064)	(66)	(1,596)	(5,123)	—	(267)	(10,116)
Net book amount	865	120	755	4,905	22,168	177	28,990

There were no events or changes in circumstances that indicate that the carrying amount of intangible assets with finite useful life may not be recoverable and therefore no impairment charges were recorded for the years 2024 and 2023.

13.1.
Impairment tests for goodwill

In identifying its cash-generating units (“CGUs”), the Group considered the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets (or groups of assets). The group operates in many countries, however, all its operation is centralized in technological platforms where the group provides its services. Changes in the aggregation of assets into CGUs may occur due to a review of investment, strategic or operational factors, which could result in changes in the interdependencies between those assets and, consequently, alter the aggregation or breakdown of assets into CGUs or individual assets. Those technological platforms are segregated in 2 CGUs and the group manages those platforms as follows:

•
SMB platform: it is a platform for ecommerce which allows customers to create integrated stores to sell their products and manage their sales process with a focus on small and medium businesses. This platform has been managed and operated for a segregated team into the company, with dedicated developers and sales teams; and
•
VTEX platform: it is a platform for ecommerce which allows customers to create integrated stores to sell their products and manage their sales process. This platform is segregated from SMB platform and focuses on large businesses and or accounts. This platform has also been managed and operated for a segregated team into the company, with dedicated developers and sales teams.

The Group tests whether goodwill has suffered any impairment on an annual basis. For the 2024 and 2023 reporting years goodwill is monitored by management at the level of CGU.

The recoverable amount of the Group’s CGU is determined based on a value in use calculation using cash flow projections from financial budgets approved by the board of directors. The discount rate applied to cash flow projections is 19.8% (2023 – 18% p.a.), and the growth rate applied to perpetuity cash flow is 7.5% (2023 - 7.5% p.a.)

The key assumptions used in determining the value in use calculation are as follows:

•
average free cash flow to firm over the forecast period; based on past performance and management’s expectations of market development and current industry trends and including long-term inflation forecasts for each territory.
•
average annual growth rate applied over the forecasted period; based on past performance and management’s expectations of market development and current industry trends and including long-term inflation forecasts for each territory.
•
the discount rate applied to cash flow of 19.8% (2023 – 18% p.a.), was determined based on the risk-free interest rate, the equity risk premium, and industry beta.
•
the perpetuity growth rate of 7.5% (2023 - 7.5% p.a.) was determined based on the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.

The Group performed its annual impairment test as of December 31, 2024, and 2023, which did not result in the need to recognize impairment losses on the carrying amount of goodwill.